Leases	12 Months Ended
Mar. 31, 2024
Leases
Leases

42. Leases

The Group has lease contracts for various items of buildings and other equipment used in its operations. Leases of buildings generally have lease terms between 2 and 9 years, while other equipment generally have lease terms of 3 years. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Group is restricted from assigning and subleasing the leased assets and some contracts require the Group to maintain certain financial ratios. There are several lease contracts that include extension and termination options and variable lease payments.

The Group also has certain leases of buildings with lease terms of 12 months or less. The Group applies the ‘short term leases’ recognition exemptions for these leases.

Set out below are the carrying amounts of right-of-use assets recognized and the movement during the period;

	Buildings	Others	Total
Balance as of April 1, 2022	229,710	-	229,710
Additions	21,626	11,773	33,399
Deletions	(5,705)	-	(5,705)
Depreciation (Refer note 13)	(55,743)	(906)	(56,649)
Effects of movements in foreign exchange rates	5	-	5
Balance as of March 31, 2023	189,893	10,867	200,760
Additions	-	13,548	13,548
Deletions	-	-	-
Depreciation (Refer note 13)	(49,923)	(4,347)	(54,271)
Effects of movements in foreign exchange rates	-	-	-
Balance as of March 31, 2024	139,969	20,068	160,037

The following are the amounts recognised in profit or loss:

	March 31,
	2023	2024
Depreciation expense of right-of-use asset (Refer note 13)	56,649	54,271
Interest expense on lease liabilities (Refer note 16)	35,992	32,267
Expense relating to short-term leases (Refer note 12)	1,832	3,646
Total amount recognised in profit or loss	94,473	90,184

The following is the break-up of current and non-current lease liabilities as of March 31, 2023 and March 31, 2024:

	March 31,
	2023	2024
Current lease liabilities	47,835	51,324
Non-current lease liabilities	203,393	164,418
Total	251,228	215,742

The following is the movement in lease liabilities during the year ended March 31, 2023 and March 31, 2024:

	March 31,
	2023	2024
Balance as of April 1	269,659	251,228
Additions	33,395	13,049
Finance cost accrued during the period (Refer note 16)	35,992	32,267
Deletions	(9,956)	-
Payment of lease liabilities	(77,864)	(80,803)
Effects of movements in foreign exchange rates	2	-
Balance as of March 31	251,228	215,741

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

The table below provides details regarding the contractual maturities of lease liabilities as of March 31, 2023 and March 31, 2024 on an undiscounted basis:

	March 31,
	2023	2024
Less than one year	79,832	77,715
One to five years	240,906	207,009
More than five years	28,639	-
Total	349,377	284,724